Non-Current Assets - Investments in Financial Assets - Summary of Investments in Financial Assets (Details)	Jun. 30, 2020 USD ($)
Disclosure Of Financial Instruments [Line Items]
Listed Australian shares - at fair value1	$ 199,417
Listed Australian shares
Disclosure Of Financial Instruments [Line Items]
Listed Australian shares - at fair value1	$ 199,417